Label	Element	Value
Preferred Shares Prospectus | DREYFUS CASH MANAGEMENT
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

November 23, 2020

DREYFUS CASH MANAGEMENT

Supplement to Summary Prospectus and Prospectus
Preferred Shares

The fund's board has approved the fund's acquiring the assets of Dreyfus Institutional Preferred Money Market Fund ("DIPMMF"), a money market fund advised by BNY Mellon Investment Adviser, Inc. ("BNYM Investment Adviser"), in exchange solely for shares of the fund and the assumption by the fund of DIPMMF's stated liabilities, subject to the approval of DIPMMF's shareholders (the "Merger"). If approved by shareholders of DIPMMF, the Merger would occur on or about May 4, 2021 and the changes described below, except as otherwise noted, would be effective prior to consummation of the Merger, which currently are scheduled to take effect on or about May 1, 2021 (the "Contingent Effective Date"). If the Merger is not approved by DIPMMF shareholders and consummated, the changes described below will not be implemented for the fund.

Preferred shares of the fund are new and have been authorized by the fund's board to be issued in connection with the Merger. Accordingly, Preferred shares of the fund are currently not being offered.

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As of the Contingent Effective Date, the fund's management fee payable to BNYM Investment Adviser, the fund's investment adviser, will be reduced from an annual rate of 0.20% to an annual rate of 0.10% of the value of the fund's average daily net assets. In addition, as of the Contingent Effective Date, BNYM Investment Adviser will contractually agree to waive receipt of its fees and/or assume the expenses of the fund's Preferred shares for at least two years after the consummation of the Merger, so that the direct expenses of Preferred shares (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 0.10%.

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As of May 5, 2021, the times at which the fund's net asset value is calculated, and the trading deadline for orders in proper form, will be changed from 3:00 p.m., Eastern time, to 9:00 a.m., 12:00 p.m. and 3:00 p.m., Eastern time.

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Risk/Return [Heading]	rr_RiskReturnHeading	DREYFUS CASH MANAGEMENT
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

As of the Contingent Effective Date, the following information supersedes and replaces any contrary information contained in the sections "Fees and Expenses" in the fund's summary prospectus and "Fund Summary – Fees and Expenses" in the fund's prospectus:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current management fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a

5% return each year and that the fund's operating expenses remain the same. The one-year example and the first two years of the three-, five- and ten-years examples are based on net operating expenses, which reflect the expense limitation agreement by BNYM Investment Adviser. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Preferred Shares Prospectus | DREYFUS CASH MANAGEMENT | Preferred Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.10%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.11%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2]
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	0.10%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 10
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	33
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	60
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	139
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	10
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	33
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	60
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 139

[1]	Restated to reflect current management fees.
[2]	BNYM Investment Adviser has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund's Preferred shares for at least two years after the consummation of the Merger, so that the direct expenses of Preferred shares (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 0.10%.